Fair Value Measurements (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement [Member]
Assets:
Available-for-sale marketable securities	$ 74,372	$ 38,224
Foreign currency derivative contracts	45	3
Total financial assets	74,417	38,227
Liabilities:
Payment obligation related to acquisition	334	1,070
Total liabilities	334	1,070
Level 1 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition
Total liabilities
Level 2 [Member]
Assets:
Available-for-sale marketable securities	74,372	38,224
Foreign currency derivative contracts	45	3
Total financial assets	74,417	38,227
Liabilities:
Payment obligation related to acquisition
Total liabilities
Level 3 [Member]
Assets:
Available-for-sale marketable securities
Foreign currency derivative contracts
Total financial assets
Liabilities:
Payment obligation related to acquisition	334	1,070
Total liabilities	$ 334	$ 1,070